Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases
Summary of net rental expense for operating leases

The following table is a summary of the Company’s net rental expense for operating leases for the years ended December 31:

In millions	2017	2016	2015
Minimum rentals	$2,455	$2,418	$2,317
Contingent rentals	29	35	34
	2,484	2,453	2,351
Less: sublease income	(24)	(24)	(22)
	$2,460	$2,429	$2,329

Summary of future minimum lease payments under capital and operating leases

The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2017:

	Capital	Operating
In millions	Leases	Leases(1)
2018	$74	$2,493
2019	74	2,361
2020	74	2,201
2021	73	2,072
2022	73	1,934
Thereafter	974	16,090
Total future lease payments (2)	1,342	$27,151
Less: imputed interest	(672)
Present value of capital lease obligations	$670
(1)	Future operating lease payments have not been reduced by minimum sublease rentals of $171 million due in the future under noncancelable subleases.
(2)

The Company leases pharmacy and clinic space from Target. Amounts related to such capital and operating leases are reflected above. Amounts due in excess of the remaining estimated economic life of the buildings of approximately $1.9 billion are not reflected herein since the estimated economic life of the buildings is shorter than the contractual term of the lease arrangement.